Segmental Information - Summary of Reconciliation of Adjusted EBITDA to Net Earnings (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Adjusted EBITDA	$ 780,949	$ 600,306
Acquisition-related costs and deal contingent forwards	(115,569)
Stock-based compensation	(12,806)	(10,622)
(Loss) gain from investments and associates	(1,667)	33,598
(Impairment) reversal of intangibles assets and assets held for sale	(6,223)	6,799
Other costs	(108,956)	(35,501)
Total adjusting items	(245,221)	(5,726)
Depreciation and amortization	(282,806)	(147,186)
Operating income	252,922	447,394
Net financing charges	(363,884)	(158,332)
Net earnings (loss) from associates	1,068	(2,569)
(Loss) earnings before income taxes	(109,894)	286,493
Income tax recovery (expense)	988	(27,208)
Net (loss) earnings	$ (108,906)	$ 259,285